Subsequent Events (Details) - Subsequent Events Member] - USD ($)	Aug. 11, 2025	Dec. 26, 2024	Nov. 30, 2024
Subsequent Events [Line Items]
Total proceeds			$ 82,961
Warrant exercised of common share (in Shares)		310,388
Warrants exercised for gross proceeds		$ 441,577
Common shares issued (in Shares)	87,000
Fair value time of issuance	$ 77,790